CONSOLIDATED FINANCIAL STATEMENT DETAILS (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Redeemable noncontrolling interests
Balance at the beginning of the period				$ 59,869				$ 28,180	$ 59,869	$ 28,180	$ 22,771
Purchase of noncontrolling interests									(5,779)		(216)
Distribution to owners of noncontrolling interests									(1,755)
Contribution from owners of noncontrolling interests									199	79	1,750
Net loss attributable to noncontrolling interests									(239)	(5,007)	(1,090)
Change in fair value of redeemable noncontrolling interests									4,273	(2,059)	1,033
Change in foreign currency translation adjustment									(2,968)	(267)	371
Other									(1,990)	(390)
Balance at the end of the period	50,349				59,869				50,349	59,869	28,180
Accumulated other comprehensive (loss) income
Foreign currency translation adjustment, net of tax	(25,174)				16,027				(25,174)	16,027
Unrealized gains on available-for-sale securities, net of tax	12,731				1,519				12,731	1,519
Accumulated other comprehensive (loss) income	(12,443)				17,546				(12,443)	17,546
Revenue
Service revenue									1,932,289	1,522,217	1,240,787
Product revenue									127,155	114,598	105,908
Revenue	596,943	516,884	485,404	460,213	451,427	412,966	394,244	378,178	2,059,444	1,636,815	1,346,695
Cost of revenue
Cost of service revenue									666,424	508,640	352,824
Cost of product revenue									94,820	85,176	77,025
Cost of revenue	218,412	188,642	181,472	172,718	174,096	147,933	140,638	131,149	761,244	593,816	429,849
Meetic
Redeemable noncontrolling interests
Noncontrolling interests related to acquisitions									36,656
Revenue
Revenue									46,100
Other acquisitions
Redeemable noncontrolling interests
Noncontrolling interests related to acquisitions										3,333	3,561
Latin American venture
Redeemable noncontrolling interests
Noncontrolling interests related to acquisitions										20,250
Noncontrolling interests created by a decrease in the ownership of a subsidiary contributed to a consolidated Latin American venture										15,750
Latin American venture | Meetic
Redeemable noncontrolling interests
Noncontrolling interests related to acquisitions									$ (37,917)